Disclosure of financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Fair Value Disclosure Of Financial Instruments 1	$ 15,399,727
Fair Value Disclosure Of Financial Instruments 2	0
Fair Value Disclosure Of Financial Instruments 3	0
Fair Value Disclosure Of Financial Instruments 4	15,399,727
Fair Value Disclosure Of Financial Instruments 5	25,856
Fair Value Disclosure Of Financial Instruments 6	0
Fair Value Disclosure Of Financial Instruments 7	0
Fair Value Disclosure Of Financial Instruments 8	25,856
Fair Value Disclosure Of Financial Instruments 9	0
Fair Value Disclosure Of Financial Instruments 10	4,276,596
Fair Value Disclosure Of Financial Instruments 11	0
Fair Value Disclosure Of Financial Instruments 12	4,276,596
Fair Value Disclosure Of Financial Instruments 13	0
Fair Value Disclosure Of Financial Instruments 14	4,416,780
Fair Value Disclosure Of Financial Instruments 15	0
Fair Value Disclosure Of Financial Instruments 16	4,416,780
Fair Value Disclosure Of Financial Instruments 17	116,131
Fair Value Disclosure Of Financial Instruments 18	0
Fair Value Disclosure Of Financial Instruments 19	0
Fair Value Disclosure Of Financial Instruments 20	116,131
Fair Value Disclosure Of Financial Instruments 21	15,541,714
Fair Value Disclosure Of Financial Instruments 22	8,693,376
Fair Value Disclosure Of Financial Instruments 23	0
Fair Value Disclosure Of Financial Instruments 24	24,235,090
Fair Value Disclosure Of Financial Instruments 25	0
Fair Value Disclosure Of Financial Instruments 26	0
Fair Value Disclosure Of Financial Instruments 27	1,082,840
Fair Value Disclosure Of Financial Instruments 28	$ 1,082,840
Fair Value Disclosure Of Financial Instruments 1		$ 33,157,447
Fair Value Disclosure Of Financial Instruments 2		0
Fair Value Disclosure Of Financial Instruments 3		0
Fair Value Disclosure Of Financial Instruments 4		33,157,447
Fair Value Disclosure Of Financial Instruments 5		1,132,024
Fair Value Disclosure Of Financial Instruments 6		0
Fair Value Disclosure Of Financial Instruments 7		0
Fair Value Disclosure Of Financial Instruments 8		1,132,024
Fair Value Disclosure Of Financial Instruments 9		0
Fair Value Disclosure Of Financial Instruments 10		5,846,627
Fair Value Disclosure Of Financial Instruments 11		0
Fair Value Disclosure Of Financial Instruments 12		5,846,627
Fair Value Disclosure Of Financial Instruments 13		0
Fair Value Disclosure Of Financial Instruments 14		4,416,780
Fair Value Disclosure Of Financial Instruments 15		0
Fair Value Disclosure Of Financial Instruments 16		4,416,780
Fair Value Disclosure Of Financial Instruments 17		115,474
Fair Value Disclosure Of Financial Instruments 18		0
Fair Value Disclosure Of Financial Instruments 19		0
Fair Value Disclosure Of Financial Instruments 20		115,474
Fair Value Disclosure Of Financial Instruments 21		34,404,945
Fair Value Disclosure Of Financial Instruments 22		10,263,407
Fair Value Disclosure Of Financial Instruments 23		0
Fair Value Disclosure Of Financial Instruments 24		44,668,352
Fair Value Disclosure Of Financial Instruments 25		0
Fair Value Disclosure Of Financial Instruments 26		0
Fair Value Disclosure Of Financial Instruments 27		769,675
Fair Value Disclosure Of Financial Instruments 28		769,675
Fair Value Disclosure Of Financial Instruments 29		0
Fair Value Disclosure Of Financial Instruments 30		0
Fair Value Disclosure Of Financial Instruments 31		454,819
Fair Value Disclosure Of Financial Instruments 32		454,819
Fair Value Disclosure Of Financial Instruments 33		0
Fair Value Disclosure Of Financial Instruments 34		0
Fair Value Disclosure Of Financial Instruments 35		2,106,371
Fair Value Disclosure Of Financial Instruments 36		2,106,371
Fair Value Disclosure Of Financial Instruments 37		0
Fair Value Disclosure Of Financial Instruments 38		0
Fair Value Disclosure Of Financial Instruments 39		3,330,865
Fair Value Disclosure Of Financial Instruments 40		$ 3,330,865